Label	Element	Value
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary Dreyfus Tax Exempt Cash Management
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2025
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, although the net asset value of the fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities.

The fund seeks to invest in securities that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer or guarantor operates.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant guarantor. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities guaranteed by guarantors that may be negatively impacted by ESG factors.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
During the periods shown in the chart: Best Quarter Q4, 2023: 0.89% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Institutional shares as of March 31, 2024 was 0.78%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	none
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/23
Money Market Seven Day Yield Phone	oef_MoneyMarketSevenDayYieldPhone	1-800-373-9387
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the fund.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund may impose a discretionary liquidity fee upon the sale of fund shares if such a fee is determined to be in the best interest of the fund.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Interest rate risk1 [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause the fund's share price to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Very low or negative interest rates may magnify interest rate risk. In addition, a low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could lead to a decline in the fund's share price. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially leading to a decline in the fund's share price.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Credit risk1 [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could have the potential to cause significant deterioration of the fund's net asset value.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Floating net asset value risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Floating net asset value risk. The fund does not maintain a stable net asset value per share. The net asset value of the fund's shares will be calculated to four decimal places and will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities. You could lose money by investing in the fund.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Liquidity fee risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Liquidity fee risk. The fund may impose a discretionary liquidity fee upon the redemption of fund shares if such a fee is determined to be in the best interests of the fund. If a discretionary liquidity fee is imposed by the fund, it would reduce the amount a redeeming shareholder would receive upon the sale of fund shares during the period the fee is in effect. If the fund imposes a discretionary liquidity fee, it is possible that it may return the fee to shareholders in the form of a distribution at a later time.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Municipal securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Municipal securities risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Tax risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | ESG evaluation risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● ESG evaluation risk. As part of Dreyfus's assessment of an issuer's or guarantor's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain issuers and guarantors and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for issuers and guarantors, including the issuers and guarantors themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain issuers and guarantors, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular issuer or guarantor of securities, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Shareholder services fees	oef_Component2OtherExpensesOverAssets	0.01%
Miscellaneous other expenses	oef_Component3OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.26%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	78
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	140
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	325
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	78
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	140
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 325
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.01%
Annual Return [Percent]	oef_AnnlRtrPct	0.01%
Annual Return [Percent]	oef_AnnlRtrPct	0.23%
Annual Return [Percent]	oef_AnnlRtrPct	0.59%
Annual Return [Percent]	oef_AnnlRtrPct	1.25%
Annual Return [Percent]	oef_AnnlRtrPct	1.32%
Annual Return [Percent]	oef_AnnlRtrPct	0.40%
Annual Return [Percent]	oef_AnnlRtrPct	0.01%
Annual Return [Percent]	oef_AnnlRtrPct	1.02%
Annual Return [Percent]	oef_AnnlRtrPct	3.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.80%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund's Institutional shares so that the direct expenses of the fund's Institutional shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .20%. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.